Item 1: Report to Shareholders

International Equity Index Fund	October 31, 2006

The views and opinions in this report were current as of October 31, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Fellow Shareholders

During the last six months, non-U.S. stocks slowed down from the blistering pace they had set earlier in the year and performed in line with their U.S. counterparts. Non-U.S. markets experienced an abrupt decline in May and June, but by the end of October most regional markets had regained much of the ground they lost. All the regions we invest in delivered solid returns. Strong currencies in Europe enhanced returns for U.S. investors.

The fund returned 3.82% over the six months ended October 31, 2006, versus 4.48% for the FTSE Developed ex North America Index. The fund produced a very strong return of 27.32% for the 12-month period that covers our fiscal year, but it slightly underperformed its benchmark. Fund results relative to the benchmark primarily reflect the fund’s operating and management expenses as well as taxes. The fund gives shareholders exposure to non-U.S. stocks by seeking to match the performance of the FTSE Developed ex North America Index, a broadly diversified stock market index based on the investable market capitalization of more than 1,000 predominantly larger companies listed in 21 countries (the index’s performance reflects no operational costs, management fees, or taxes). The index’s major markets include the U.K., Japan, and developed countries in Europe and the Pacific Rim. It is constructed by sorting the market in each country in the index by industry groups and targeting a significant portion of the stocks in these groups for inclusion. The fund attempts to replicate the index by investing in the stocks included in the index in proportion to their weighting.

At the end of October, Europe represented 68.1% of net assets, with Japan and the Pacific Rim representing most of the balance. The U.K. was the largest country allocation, followed closely by Japan (see the Geographic Diversification table on page 4 in this report for a breakdown of regional allocations). Financial stocks were the largest sector weighting at 31.5% of assets, followed by consumer discretionary stocks (11.1%), industrials and business services (9.5%), materials (8.0%), consumer staples (7.5%), and energy (7.2%).

MARKET REVIEW

Risk-averse investors pulled the rug out from under non-U.S. markets in May and June, but strong economic and corporate fundamentals helped the markets overcome that decline. By the end of this reporting period, most non-U.S. markets posted positive returns for the most recent six-month period. Energy prices, which had climbed to record levels in the first half of 2006, moderated through the summer and early fall. Although there were no obvious signs of global inflation, the central banks of the world’s three largest economies—the U.S., the European Union (EU), and Japan—raised interest rates to maintain the world’s steady yet non-inflationary economic expansion. The dollar was stronger against the yen, weakening results for U.S. investors in that market, although the dollar weakness versus the euro boosted results.

Among developed markets, Europe benefited from improving economies, strong exports, and increased merger activity. Domestic demand and a steady flow of exports helped improve business sentiment across the continent. The German Ifo survey, which tracks business confidence in Europe’s largest national economy, continued to climb to levels not seen in the past 15 years. Even though Italy’s growth lagged relative to other European economies, its business sentiment reached its highest levels in six years. Across Europe, demand for loans picked up, and many companies increased their plant and machinery investments and added to their inventories. In the face of rising economic activity, the European Central Bank (ECB) raised interest rates, and the equity market absorbed the news without much disruption. The bond market expects the ECB to raise rates again before the end of 2006. Improving economic data and strong merger activity appear to have offset investors’ fears that the ECB’s rate increases, uneven EU economic growth, and political unrest would slow down Europe’s markets.

Japan’s economic recovery gathered strength from its export-oriented industries and corporate capital expenditures. However, Japanese consumers remained on the sidelines, and that lack of strong domestic consumption added to fears that Japan’s current expansion might lose momentum should U.S. consumers curtail their spending. The extended rally in emerging markets came to an abrupt halt in May. As part of its effort to jump-start the Japanese economy, the Bank of Japan (BOJ) had been pumping billions of dollars into the country’s economy. The BOJ loans carried no interest charge, and investors had been using this cheap money to invest in other markets. In May, the central bank ended its zero interest rate policy and withdrew more than $100 billion of liquidity from the global financial system. This abrupt loss of liquidity caused many investors to liquidate their more risky investments and precipitated a sharp drop in international markets in May and June.

Developed Pacific Rim markets also gained during the six-month period. Australia, as well as many of the countries throughout Southeast Asia, benefited from China’s strong demand for raw materials and energy. Singapore posted the strongest results for the region, and New Zealand the weakest.

Value stocks reasserted their dominance and outperformed growth. Among sectors in developed markets, the best performer was utilities, followed by telecommunication services and consumer staples. Information technology was the worst performer along with energy and industrials.

PORTFOLIO HIGHLIGHTS

The strongest performer of the past six months was the financials sector, and fund performance benefited from the healthy returns of key European banks, asset managers, and other financial institutions. Key holdings here included international banking giant HSBC, France’s BNP Paribas, and Great Britain’s HBOS. Fee-generated income and returns from investment management and investment banking operations helped bolster the performance of these large financial companies. (Please refer to the fund’s portfolio of investments for a detailed list of holdings and the amount each represents of the portfolio.)

The consumer staples sector also had a good six-month period. After the market’s abrupt slide in May and June, risk-averse investors sought out defensive companies, benefiting companies such as U.K. grocery retailer Tesco and Swiss food giant Nestle. Pharmaceuticals, another defensive play, also had a good six months. Swiss drug giants Roche Holding and Novartis posed strong gains for the period. A number of telecommunication services companies turned in strong performances, including Spain’s Telefonica, Norway’s Telenor, and China Mobile.

Falling crude oil prices took their toll on the fund’s energy holdings. Former high flyers such as Britain’s BP, Norway’s Statoil ABA, and France’s Total, which registered substantial gains earlier in the year, posted losses in the past six months. Not all large oil companies declined. Spain’s Repsol and Royal Dutch Shell were among the handful of international oil companies that registered gains. Information technology also struggled, as it has for the past few years.

Again, we would like to remind shareholders that it is not the fund’s purpose to attempt to outperform its benchmark, but rather to match its performance by buying stocks held in the index. We should also call shareholders’ attention to the iShares listed among the portfolio’s 25 largest holdings. These shares help us manage cash flows as we strive to achieve the fund’s performance objective by replicating the stocks, sectors, countries, and regions represented in the index along with their respective weightings.

INVESTMENT OUTLOOK

The economies of Europe and Japan have improved markedly in the past year, bolstering their equities markets. The world’s central banks are concerned about possible inflation, but they have been judicious in raising rates so far. Under the new leadership of Ben Bernanke, the Federal Reserve appears as keen on keeping inflation in check as it was under Alan Greenspan. The Fed recognizes that it cannot continue to raise rates while maintaining economic expansion. As long as price increases in the U.S. remain modest, we expect the Fed to keep its current neutral policy in place.

Europe’s economy is likely to slow down in the coming year. In the next several months, we expect the European Central Bank to raise rates at least one or two more times. In addition, an increase in the German valued-added tax that takes effect in January could crimp growth. Stocks in Europe are generally fairly valued, and many of them are taking shareholder-friendly actions, such as increased dividends and share buybacks, to return cash flows to shareholders.

The outlook for Japanese stocks, which had been better in the past year than it had been in some years, has become less certain. Satisfied that the country’s extended period of deflation has ended, the Bank of Japan is likely to raise rates again. Japan’s recovery will continue to rely on business investment and exports to the U.S. and China, which should sustain corporate profits. We would be more optimistic about the Japanese market if the domestic demand were stronger. Japanese consumers continue to hoard their money and are reluctant to spend. As a result, we believe Japan’s economic expansion is now tenuous. Should there be any drop-off in U.S. or Chinese demand, the country’s current economic momentum may grind to a halt.

Clearly, a slowdown in U.S. or Chinese consumption will have a major impact on global growth rates. Corporate profitability has been robust in the past few years. We expect most companies to continue generating positive earnings growth, barring an unexpected global economic slowdown, but we do not expect corporations to sustain the large year-over-year percentage gains in earnings growth.

Overall, except for the concerns we have already addressed, we are optimistic about the prospects for continued gains in international markets.

Respectfully submitted,

E. Frederick Bair
Co-chairman of the fund’s Investment Advisory Committee

Neil Smith
Co-chairman of the fund’s Investment Advisory Committee

November 15, 2006

The committee co-chairmen have day-to-day responsibility for managing the portfolio and work with committee members in developing and executing the fund’s investment program.

On May 1, 2006, Neil Smith was named co-chairman of the fund’s Investment Advisory Committee. Mr. Smith is a vice president of T. Rowe Price International, Inc., and head of Non-U.S. Portfolio Modeling. He joined the firm in 1994 and has 11 years of experience in trade management. Prior to joining the firm, he earned his B.S. in Technological Physics at the University of Essex and his M.B.A. in Management of International Financial Services from the University of London.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

FTSE Developed ex North America Index: A broadly diversified stock market index based on the investable market capitalization of more than 1,000 predominantly larger companies. The index’s major markets include the U.K., Japan, and developed countries in Europe and the Pacific Rim.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Financial Highlights

For a share outstanding throughout each period

	Year Ended 10/31/06‡	10/31/05‡	10/31/04	10/31/03	10/31/02
NET ASSET VALUE					
Beginning of period	$ 11.26	$ 9.72	$ 8.38	$ 6.68	$ 7.78
Investment activities					
Net investment income	0.32	0.23	0.14	0.13	0.09
Net realized and unrealized gain (loss)	2.72	1.47	1.34	1.67	(1.12)
Total from investment activities	3.04	1.70	1.48	1.80	(1.03)
Distributions					
Net investment income	(0.17)	(0.15)	(0.13)	(0.10)	(0.07)
Net realized gain	(0.01)	(0.01)	(0.01)	–	–
Total distributions	(0.18)	(0.16)	(0.14)	(0.10)	(0.07)
NET ASSET VALUE					
End of period	$ 14.12	$ 11.26	$ 9.72	$ 8.38	$ 6.68

Ratios/Supplemental Data					
Total return^	27.32%	17.65%	17.86%	27.37%	(13.38)%
Ratio of total expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.51%	2.12%	1.97%	2.09%	1.59%
Portfolio turnover rate	36.3%	53.1%√	58.2%	39.4%	49.0%
Net assets, end of period (in thousands)	$ 246,696	$ 140,411	$ 48,340	$ 20,622	$ 12,031

‡ Per share amounts calculated using average shares outstanding method.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

√ Excludes the effect of the acquisition of the TD Waterhouse Asian Pacific Index Fund and the TD Waterhouse European Index Fund's assets.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments †

(Cost and value in $ 000s)

AUSTRALIA 5.6%

Common Stocks 5.6%

	Shares	Value
Adelaide Bank	2,018	21
Adelaide Brighton	4,485	9
AGL Energy (1)(2)	8,206	98
Alinta (1)	9,480	78
Alumina	21,561	112
Amcor	16,625	89
AMP	34,683	255
Ansell	2,814	24
APN News & Media (1)	2,449	12
Aristocrat Leisure (1)	9,090	98
Austereo Group	3,945	7
Australand Property Group	8,493	12
Australia & New Zealand Banking (1)	33,854	761
Australian Pharmaceutical Industries	3,474	7
Australian Stock Exchange (1)	3,192	88
Australian Wealth	7,408	15
AWB (1)	6,233	12
AXA Asia Pacific (1)	24,306	125
Babcock & Brown	3,413	58
Bank of Queensland	1,992	25
Bendigo Bank	2,683	31
BHP Billiton	65,860	1,391
Billabong International	2,873	35
BlueScope Steel	13,066	73
Boral	10,897	61
Brambles Industries	18,065	175
Burns, Philp & Company (2)	39,456	33
Caltex Australia	2,510	43
Centro Properties Group (1)	15,241	91
Centro Retail Group, Equity Units	4,679	6
CFS Retail Property, Equity Units	29,200	45
Challenger Financial Services	7,245	19

Coca-Cola Amatil (1)	10,368	56
Cochlear	1,012	44
Coles Myer (1)	22,593	238
Commonwealth Bank of Australia	23,961	885
Commonwealth Property Office (1)	30,025	33
Computershare (1)	11,062	66
Corporate Express Australia	1,725	7
CSL Limited	3,382	147
CSR	16,928	42
DB Rreef Trust (1)	52,107	67
Downer EDI (1)	4,714	24
Envestra	11,356	10
Flight Centre	1,309	17
Foster's Group	37,366	187
Futuris	12,919	18
Goodman Fielder	25,075	40
GPT Group, Equity Units (1)	37,962	139
Gunns	6,300	14
GWA International (1)	5,000	13
Harvey Norman Holdings (1)	14,726	41
Iluka Resources (1)	4,440	26
Insurance Australia	29,612	127
Investa Property, Equity Units (1)	28,367	53
iShares MSCI Australia (USD)	11,100	255
James Hardie Industries GDR	8,572	52
John Fairfax Holdings	5,476	21
Leighton Holdings	2,577	42
Lend Lease (1)	7,462	97
Lion Nathan (1)	7,455	48
Macquarie Airports, Equity Units	12,572	31
Macquarie Bank	4,629	267
Macquarie Countrywide Trust, Equity Units	22,660	35
Macquarie Goodman (1)	30,205	155
Macquarie Infrastructure, Equity Units (1)	47,064	123
Macquarie Office Trust, Equity Units (1)	36,592	42

Mayne Pharma (1)	11,864	40
Metcash Trading	13,876	46
Minara Resources (1)	6,729	28
Mirvac Group	16,561	63
Multiplex Group	11,679	33
National Australia Bank	30,541	903
Newcrest Mining	6,139	113
Novogen (2)	1,996	4
Nufarm (1)	3,286	25
Oil Search	20,711	55
Onesteel (1)	10,484	34
Orica	5,806	109
Origin Energy (1)	14,684	82
Oxiana	25,463	65
Paperlinx	8,513	27
Perpetual Limited (1)	757	43
Promina Group (1)	19,382	102
Publishing & Broadcasting	2,549	38
Qantas Airways	17,813	59
QBE Insurance	14,930	286
Rinker Group (1)	17,064	245
Rio Tinto (1)	6,364	386
Rural Press	1,494	14
Santos	10,977	90
Sigma Pharmaceuticals (1)	17,687	35
Sims Group (1)	2,299	38
Smorgon Steel Group	12,500	16
Sonic Healthcare	5,489	56
Southern Cross Broadcasting	1,283	15
SP Ausnet	18,831	19
Spotless Group	3,853	14
St. George Bank	9,754	245
Stockland	25,429	149
Suncorp-Metway	10,294	166
Sydney Roads Group, Equity Units (1)(2)	16,977	15

Symbion Health	12,482	32
Tabcorp Holdings	9,677	124
Tattersalls	23,529	66
Telstra	40,769	125
Ten Network Holdings	7,349	20
Toll Holdings	11,612	139
Transurban Group (1)	15,099	84
Wesfarmers (1)	7,002	187
West Australian Newspapers	1,296	10
Westfield Group (1)	32,936	475
Westpac Bank	33,445	620
Westpac Banking (NZD)	593	11
Woodside Petroleum (1)	9,297	270
Woolworths	21,978	352
Worley Group (1)	3,811	54
Zinifex	9,151	108
		13,706

Preferred Stocks 0.0%

Rural Press	297	3
		3
Total Australia (Cost $10,135)		13,709

AUSTRIA 0.5%

Common Stocks 0.5%

Erste Bank der Oesterreich Sparkasse	4,412	301
EVN	229	25
IMMOEAST Immobilien Anlagen (2)	5,000	63
Immofinanz Immobilien Anlage (2)	8,363	101
Oest Elektrizitatswirts, Class A	816	41
OMV	2,803	152
Raiffeisen International	782	90
Telekom Austria	6,756	168
Voestalpine	3,050	144

Wiener Staedtische Versicherung	600	39
Wienerberger	1,336	69
Total Austria (Cost $876)		1,193

BELGIUM 1.2%

Common Stocks 1.2%

Agfa-Gevaert	2,541	64
Almancora	186	25
Belgacom (1)	3,259	133
Colruyt (1)	241	43
Compagnie Nationale a Portefeuille	102	37
Delhaize (1)	1,826	148
Dexia	16,465	445
Fortis	5,180	217
Fortis, B Shares	19,129	804
Groupe Bruxelles Lambert	1,329	146
InBev	3,383	191
KBC	3,501	383
Mobistar	341	28
RTL Group	243	25
SES Global FDR	4,010	62
SES Global GDR	1,749	27
Solvay	759	98
UCB (1)	1,972	122
Union Miniere	449	70
Total Belgium (Cost $2,231)		3,068

CHINA 0.7%

Common Stocks 0.7%

Beijing Enterprises (HKD)	6,000	12
Brilliance China Automotive (HKD) (2)	52,000	8
China Insurance International (HKD) (2)	12,000	10
China Merchants Holdings (HKD) (1)	22,000	64

China Mobile (HKD)	111,000	906
China Netcom (HKD) (1)	24,500	44
China Overseas Land & Investment (HKD)	64,000	58
China Resources Enterprises (HKD)	22,000	51
China Unicom (HKD) (1)	70,000	78
Citic Pacific (HKD) (1)	20,000	62
CNOOC (HKD)	242,000	204
Cosco Pacific (HKD) (1)	20,000	41
Global Bio-Chem Technology (HKD)	30,000	9
Guangzhou Investment (HKD)	50,000	10
Lenovo Group (HKD)	62,000	26
Semiconductor Manufacturing (HKD) (2)	102,000	12
Shanghai Industrial (HKD)	14,000	27
TCL International Holdings (HKD) (2)	24,000	2
Tencent Holdings (HKD)	13,000	31
TPV Technology (HKD)	26,000	22
Total China (Cost $1,083)		1,677

DENMARK 0.7%

Common Stocks 0.7%

AP Moller - Maersk, Series A	11	98
AP Moller - Maersk, Series B	30	272
Carlsberg, Series B	735	63
Coloplast, Series B	604	51
Danisco	866	70
Danske Bank	11,627	488
H. Lundbeck	1,189	28
Jyske (2)	1,179	71
Novo Nordisk, Series B	4,133	312
Novozymes, Series B	1,044	84
Vestas Wind Systems (2)	3,436	97
William Demant Holding (2)	448	37
Total Denmark (Cost $1,208)		1,671

EUROPE/FAR EAST 0.2%

Common Stocks 0.2%

iShares MSCI EAFE Index Fund	6,900	485
Total Europe/Far East (Cost $409)		485

FINLAND 1.1%

Common Stocks 1.1%

Fortum	8,258	227
Kone Oyj	1,466	69
Metso Oyi	2,637	115
Neste Oil	2,335	74
Nokia	75,734	1,504
Outokumpu	2,562	79
Sampo	7,983	173
SanomaWSOY Oyj, Series B	913	24
Stora Enso, Class R	11,472	186
TietoEnator (1)	1,380	38
UPM-Kymmene	9,753	248
Total Finland (Cost $2,292)		2,737

FOREIGN/EUROPE 0.8%

Common Stocks 0.8%

iShares MSCI EMU	19,200	1,870
Total Foreign/Europe (Cost $1,656)		1,870

FRANCE 10.5%

Common Stocks 10.5%

Accor (1)	3,965	276
Aeroports de Paris (2)	600	40
Air France (1)	2,607	93
Air Liquide (1)	2,243	478
Alcatel	25,741	327

Alstom (2)	2,568	237
Arkema (2)	1,171	57
Assurances Generales de France (1)	1,072	151
Atos Origin (2)	1,250	71
AXA	38,270	1,459
BIC	758	49
BNP Paribas	17,016	1,872
Bouygues (1)	4,714	275
Cap Gemini	2,451	139
Carrefour (1)	13,155	802
Casino Guichard-Perrachon	723	61
Christian Dior	1,355	145
Ciments Francais	215	37
CNP Assurances (1)	773	81
Compagnie De Saint-Gobain	6,554	483
Credit Agricole	10,970	467
Dassault Systemes	1,058	58
EADS	6,113	166
Eiffage (1)	1,257	116
Electricite De France	4,794	291
Essilor International	1,920	202
Euler Hermes	251	33
Eurazeo	485	62
Euronext	2,104	211
France Telecom (1)	36,449	947
Gaz de France (1)	3,677	148
Gecina	217	31
Groupe Danone (1)	4,925	722
Hermes International	1,524	166
Imerys (1)	656	57
JC Decaux	1,242	32
Klepierre	431	65
L'Oreal	5,642	549
Lafarge	3,281	441
Lagardere (1)	2,646	190

Vivendi (1)	21,503	815
Wendel Investissement	511	68
Total France (Cost $19,771)		25,810

GERMANY 7.1%

Common Stocks 6.9%

Adidas	3,935	197
Allianz SE	7,602	1,412
Allianz SE, Regular Shares (2)	570	106
Altana AG	1,265	71
BASF	9,411	830
Bayer AG	13,649	688
Bayer Hypo Vereins	954	43
Bayerische Motoren Werke	5,605	322
Beiersdorf	879	50
Celesio	1,332	69
Commerzbank	12,275	436
Continental	2,719	304
DaimlerChrysler	19,019	1,086
DEPFA Bank	6,596	111
Deutsche Bank	9,616	1,211
Deutsche Boerse	1,906	308
Deutsche Post	16,642	461
Deutsche Post CDI (GBP) (2)	1,158	32
Deutsche Postbank	1,182	88
Deutsche Telekom	62,005	1,074
E.ON AG	12,319	1,479
Fraport (1)	635	44
Fresenius	38	7
Fresenius Medical Care	1,354	181
Hannover Rueckversicherung (1)(2)	1,052	45
Heidelberger Druckmaschinen	1,122	51
Heidelberger Zement	431	58
Henkel (1)	563	67

GIBRALTAR 0.0%

Common Stocks 0.0%

PartyGaming (GBP)	21,612	13
Total Gibraltar (Cost $44)		13

GREECE 0.6%

Common Stocks 0.6%

Alpha Bank	7,111	207
Bank of Piraeus	4,685	134
Coca-Cola Hellenic Bottling	1,679	55
Commercial Bank of Greece (2)	1,732	51
Cosmote Mobile Communication	2,493	61
EFG Eurobank Ergasias	5,413	180
Hellenic Petroleum	2,131	27
Hellenic Telecommunications (2)	6,927	180
National Bank of Greece	8,889	404
OPAP	4,373	156
Public Power	2,023	52
Titan Cement	976	51
Total Greece (Cost $1,119)		1,558

HONG KONG 2.2%

Common Stocks 2.2%

Asia Satellite Telecom	2,500	4
ASM Pacific Technology	3,500	18
Bank of East Asia	28,600	138
BOC Hong Kong Holdings (1)	78,500	176
Cafe De Coral Holdings	8,000	13
Cathay Pacific Airways (1)	29,000	63
Chaoda Modern Agriculture	22,100	13
Cheung Kong Holdings	34,000	371
Cheung Kong Infrastructure (1)	8,000	24

China Everbright (1)(2)	14,000	12
China National Aviation	24,000	9
China Resources Power Holdings	20,000	25
China State Construction	1,444	1
China Travel International Investment (1)	52,000	12
Chinese Estates Holdings	16,000	19
Citic International Financial	29,000	19
CLP Holdings	33,900	215
CNPC Hong Kong	40,000	20
Cofco International	12,000	11
Dah Sing Banking Group	3,200	7
Dah Sing Financial	2,400	21
Denway Motors	102,000	38
Esprit Holdings	17,000	165
First Pacific	44,000	22
Fountain Set	12,000	4
Foxconn (1)(2)	39,000	129
Fubon Bank	6,000	2
Galaxy Entertainment (2)	24,000	22
Giordano International	28,000	14
Great Eagle Holdings	6,000	16
Guangdong Investment	32,000	13
Guoco Group	3,000	36
Hang Lung Group	18,000	46
Hang Lung Properties	35,000	77
Hang Seng Bank	14,200	181
Henderson Investment	23,000	41
Henderson Land Development (1)	13,000	72
Hengan International Group	16,000	39
Hong Kong & China Gas (1)	77,830	178
Hong Kong Aircraft Engineering	1,600	20
Hong Kong Electric	30,000	141
Hong Kong Exchanges	19,500	154
Hongkong & Shanghai Hotels	13,000	18
Hongkong Land Holdings (USD)	34,000	128

Hopewell Highway Infrastructure (1)	15,500	12
Hopewell Holdings	17,000	50
Hutchison Harbour Ring	32,000	2
Hutchison Telecommunications (2)	27,000	52
Hutchison Whampoa	61,000	542
Hysan Development	15,000	38
I-Cable Communications	10,200	2
Industrial & Commercial Bank of China	8,000	14
iShares MSCI Hong Kong Index (USD)	10,300	151
Jardine Matheson (USD)	5,600	112
Jardine Strategic (USD)	6,000	71
Johnson Electric	37,500	29
Kerry Properties	9,000	33
Kingboard Chemical Holdings	11,000	39
Lee & Man Paper Manufacturing (1)	6,000	12
Li & Fung	45,600	119
LINK, REIT	39,500	81
Liu Chong Hing Bank	3,000	6
Mandarin Oriental (USD)	6,000	9
MTR (1)	31,000	74
New World Development	51,000	87
Next Media	12,000	6
Orient Overseas International	4,200	18
Oriental Press Group	14,000	2
PCCW	93,200	57
Public Financial Holdings	6,000	5
SCMP Group	20,000	7
Shangri-La Asia	24,000	52
Shenzhen International Holdings	160,000	7
Shenzhen Investment	22,000	9
Shun Tak Holdings	24,000	32
Sino Land (1)	40,000	70
Smartone Telecommunications (2)	5,000	5
Sun Hung Kai Properties	35,000	382
Swire Pacific, Series A	19,000	201

Swire Pacific, Series B	12,500	24
Techtronic Industries	27,000	38
Television Broadcasts	6,000	35
Texwinca Holdings	12,000	8
Tingyi (Cayman Island)	42,000	32
Wharf Holdings	23,000	78
Wheelock	15,000	27
Wing Hang Bank	4,000	39
Wing Lung Bank	2,100	20
Yue Yuen Industrial (1)	9,000	27
Total Hong Kong (Cost $4,440)		5,463

IRELAND 0.7%

Common Stocks 0.7%

Allied Irish Banks	17,355	473
Anglo Irish Bank	14,071	252
Bank of Ireland	19,230	388
CRH	10,325	365
Elan (2)	8,263	122
Irish Life & Permanent	5,400	133
Kerry Group	2,695	65
Total Ireland (Cost $1,408)		1,798

ITALY 4.2%

Common Stocks 4.2%

AEM (1)	17,216	47
Alleanza Assicurazioni (1)	7,908	94
Assicurazioni Generali (1)	23,833	946
Autogrill (1)	2,519	43
Autostrade	5,342	158
Banca Carige	10,666	52
Banca Fideuram (1)	5,130	32
Banca Intesa	83,866	574

Banca Lombarda	6,541	146
Banca Monte Dei Paschi Siena (1)	22,879	141
Banca Popolare Emilia Romagna (1)	4,647	110
Banca Popolare Emilia Romagna, Rights, 12/4/06 (2)	4,347	1
Banca Popolare Emilia Romagna, Rights, 4/12/06 (2)	4,347	2
Banca Popolare Italiana (2)	12,752	169
Banche Popolari Unite	6,401	176
Banco Papolare de Milano	7,756	115
Banco Popolare di Verona (1)	7,014	189
Benetton Group	1,307	25
Bulgari (1)	2,781	39
Capitalia	36,249	321
Enel	86,186	828
Eni S.p.A. (1)	52,065	1,571
Fiat (1)(2)	15,248	269
Finmeccanica	5,945	143
Fondiaria-Sai S.p.A.	1,882	84
Gruppo Editoriale L'espresso (1)	4,056	20
Ifil	9,749	73
Italcementi S.p.A.	1,218	32
Italcementi S.p.A. - RNC	2,651	44
Lottomatica	1,100	40
Luxottica (1)	2,673	83
Mediaset	16,557	186
Mediobanca (1)	7,588	176
Mediolanum	4,219	33
Parmalat (2)	30,662	110
Pirelli & Co.	73,350	67
RCS MediaGroup (1)	10,351	48
Saipem	6,162	146
San Paolo IMI	22,296	476
Saras Raffinerie Sarde (1)(2)	7,300	38
Seat Pagine Gialle (1)	77,774	43
Snam Rete Gas (1)	18,268	93
Telecom Italia (1)	273,695	830

Telecom Italia - RNC (1)	86,375	219
Terna	28,033	85
Toro Assicurazioni	1,400	38
UniCredito Italiano	146,834	1,218
Unipol	811	3
		10,376

Preferred Stocks 0.0%

Unipol	25,165	78
		78
Total Italy (Cost $8,228)		10,454

JAPAN 21.8%

Common Stocks 21.8%

ABC-Mart (1)	500	11
ACOM (1)	1,480	57
Advantest (1)	2,600	131
Aeon Credit Service (1)	1,500	33
Aeon Mall	200	11
Aichi Steel	2,000	12
AIFUL (1)	1,050	36
Aioi Insurance	11,000	76
Aisin Seiki (1)	2,700	83
Ajinomoto (1)	9,000	104
Alfresa Holdings	600	35
All Nippon Airways	12,000	47
Alps Electric (1)	2,500	25
Amada	6,000	59
Aoyama Trading	900	28
Asahi Breweries (1)	6,900	98
Asahi Glass (1)	16,000	184
Asahi Kasei	20,000	127
Asatsu (1)	700	20
Asics	3,000	40

Askul (1)	300	6
Astellas Pharma	7,836	352
Autobacs Seven	500	18
AWA Bank	3,000	17
Bank of Fukuoka (1)	10,000	80
Bank of Kyoto	5,000	51
Bank of Nagoya (1)	3,000	20
Benesse (1)	1,500	54
Bosch	3,000	17
Bridgestone	11,300	235
Brother Industries	5,000	63
Calsonic Kansei	2,000	13
Canon	25,000	1,338
Canon Sales	1,400	33
Casio Computer (1)	3,800	77
Central Glass	3,000	17
Central Japan Railway	31	333
Chiba Bank (1)	12,000	107
Chiyoda (1)	3,000	54
Chubu Electric	10,900	301
Chugai Pharmaceutical	4,100	84
Chugoku Bank (1)	3,000	39
Chugoku Electric Power	5,200	107
Circle K Sunkus (1)	800	15
Citizen Watch	5,300	44
Coca-Cola West Holdings	1,000	19
Cosmo Oil (1)	9,000	37
Credit Saison	3,400	123
CSK (1)	1,100	49
Culture Convenience Club	1,400	12
Dai Nippon Printing	10,000	149
Daicel Chemical Industries (1)	5,000	33
Daido Steel (1)	6,000	39
Daiei (1)(2)	750	14
Daihatsu Motor (1)	3,000	30

Daiichi Sankyo	10,800	321
Daikin Industries (1)	3,700	104
Daimaru (1)	4,000	48
Dainippon Ink & Chemicals	12,000	45
Dainippon Screen (1)	4,000	33
Dainippon Sumitomo Pharma	3,000	39
Daishi Bank	5,000	21
Daito Trust Construction	1,800	95
Daiwa House (1)	9,000	162
Daiwa Securities Group	25,000	283
Denki Kagaku Kogyo (1)	9,000	34
Denso	8,200	312
Dentsu (1)	26	71
Diamond Lease	300	15
Disco Corporation	300	18
Don Quijote (1)	1,000	21
Dowa Holdings	5,000	42
Dowa Holdings, Rights, 1/29/10 (2)	5,000	2
East Japan Railway	56	391
Ebara (1)	6,000	23
Edion	1,500	22
Eisai	4,100	210
Electric Power Development (1)	3,100	129
Elpida Memory (2)	1,800	84
ENIX Corporation	800	20
Ezaki Glico	2,000	19
FamilyMart	1,400	38
Fanuc	3,300	286
Fast Retailing	1,000	94
Fuji Electric Holdings	10,000	54
Fuji Film Holdings	7,200	267
Fuji Fire & Marine Insurance	3,000	12
Fuji Heavy Industries	11,000	63
Fuji Soft	700	18
Fuji Television Network	4	8

Fujikura (1)	7,000	75
Fujitsu Limited	29,000	236
Fukuyama Transporting (1)	2,000	7
Funai Electric (1)	200	17
Furukawa Electric (1)	10,000	71
Futaba	700	18
Goodwill Group (1)	30	17
Gulliver International	90	8
Gunma Bank	7,000	49
Gunze	3,000	16
Hachijuni Bank	7,000	49
Hakuhodo Dy Holdings	540	32
Hamamatsu Photonics (1)	1,000	29
Hankyu Department Stores (1)	3,000	25
Hankyu Hanshin Holdings (1)	23,800	143
Haseko (2)	14,000	48
Heiwa	900	12
HIGO Bank	3,000	21
Hikari Tsushin	300	16
Hino Motors	4,000	20
Hirose Electric (1)	600	80
Hiroshima Bank	9,000	54
Hisamitsu Pharmaceutical (1)	900	26
Hitachi	47,000	271
Hitachi Cable	4,000	20
Hitachi Capital	700	14
Hitachi Chemical (1)	1,900	49
Hitachi Construction Machine	1,500	36
Hitachi High-Technologies	800	24
Hitachi Information Systems (1)	300	6
Hitachi Maxell (1)	600	9
Hitachi Metals (1)	3,000	31
Hitachi Software Engineering (1)	400	8
Hokkaido Electric Power	3,000	71
Hokkoku Bank	5,000	22

Hokugin Financial Group (1)	18,000	67
Hokuriku Electric	3,100	65
Honda Motor	25,600	904
House Foods (1)	1,000	16
HOYA (1)	6,100	235
Hyakugo Bank	4,000	25
Hyakujushi Bank	4,000	25
Ibiden	2,100	110
Inpex (2)	13	106
Invoice	41	1
Isetan (1)	3,100	54
iShares MSCI Japan Index Fund (USD)	76,000	1,050
Ishikawjima-Harima	18,000	61
Isuzu Motors	16,000	55
ITO EN (1)	1,300	41
ITOCHU	22,000	175
ITOCHU Techno-Solutions	600	33
Iyo Bank	5,000	49
Izumi (1)	600	22
JAFCO (1)	700	36
Japan Airlines System (2)	17,000	32
Japan Petroleum Exploration	400	23
Japan Steel Works	5,000	33
Japan Tobacco	93	405
JFE Holdings (1)	7,975	320
JGC	4,000	62
Joyo (1)	12,000	70
JS Group (1)	4,600	94
JSAT	1	2
JSR (1)	3,600	90
Jtekt (1)	6,000	125
Juroku Bank (1)	5,000	28
JUSCO (1)	10,100	237
kabu.com Securities	7	13
Kagoshima Bank	3,000	22

Kajima (1)	15,000	72
Kamigumi	4,000	33
Kandenko 1942	2,000	12
Kaneka	3,000	29
Kansai Electric	13,400	316
Kansai Paint (1)	5,000	42
Kansai Urban Banking	3,000	13
Kao	10,000	262
Katokichi	2,300	18
Kawasaki Heavy Industries (1)	22,000	81
Kawasaki Kisen Kaisha (1)	8,000	57
KDDI	62	386
Keihan Electric Railway	11,000	55
Keihin Electric Express Railway (1)	7,000	50
Keio	9,000	60
Keisei Electric Railway	5,000	30
Keyence (1)	700	155
Kikkoman (1)	3,000	34
Kinden	4,000	30
Kintetsu	24,000	74
Kirin Brewery (1)	14,000	186
Kissei Pharmaceutical	1,000	17
Kobayashi Pharmaceutical	400	15
Kobe Steel	43,000	131
Koei (1)	400	6
Koito Manufacturing	1,000	14
Kokuyo	1,800	28
Komatsu	18,700	337
Komeri	800	28
Konami (1)	2,000	55
Konica (1)(2)	7,500	100
Kose	500	15
Kubota	12,000	105
Kuraray	7,000	79
Kurita Water Industries	1,900	39

Kyocera	3,500	313
Kyowa Hakko Kogyo	6,000	46
Kyushu Electric Power	6,600	154
Lawson	1,500	51
Leopalace21 (1)	1,900	71
Lintec	700	16
Lion Corporation	4,000	21
Mabuchi Motor (1)	700	41
Makita	2,000	59
Marubeni (1)	22,000	112
Marui (1)	5,100	68
Maruichi Steel Tube	2,000	48
Matsui Securities (1)	2,000	18
Matsumotokiyoshi (1)	700	17
Matsushita Electric Industries	45,865	957
Matsushita Electric Works (1)	4,671	52
Mazda Motor (1)	13,000	88
Mediceo Paltac Holding	3,400	67
Meiji Dairies	5,000	33
Meiji Seika Kaisha (1)	5,000	25
Meitec	700	22
Millea	11,800	445
Minebea	7,000	43
Misawa Homes Holdings (1)(2)	500	15
Misumi (1)	800	14
Mitsubishi Chemical	25,000	160
Mitsubishi Corporation	23,400	451
Mitsubishi Electric	30,000	261
Mitsubishi Estate (1)	19,000	454
Mitsubishi Gas Chemical	7,000	67
Mitsubishi Heavy Industries	63,000	281
Mitsubishi Logistics (1)	3,000	49
Mitsubishi Materials (1)	16,000	63
Mitsubishi Motors (1)(2)	77,000	140
Mitsubishi Rayon	8,000	50

Mitsubishi UFJ Financial	202	2,534
Mitsubishi UFJ Securities	5,000	61
Mitsui (1)	24,000	327
Mitsui Chemicals (1)	11,000	75
Mitsui Engineer & Shipbuilding (1)	12,000	45
Mitsui Fudosan	17,000	418
Mitsui Mining & Smelting	11,000	53
Mitsui OSK Lines (1)	17,000	141
Mitsui Sumitomo Insurance	28,000	348
Mitsui Trust Holdings	17,000	200
Mitsukoshi	7,000	36
Mizuho Asset Trust & Banking (1)	28,000	67
Mizuho Financial Group	167	1,298
Mizuho Investors	7,000	16
Mochida Pharmaceutical	2,000	17
Monex Beans	40	34
Mori Seiki	1,300	27
Murata Manufacturing (1)	4,200	293
Musashino Bank	500	25
Nagoya Railroad	12,000	37
Namco Bandai Holdings (1)	3,600	57
Nanto Bank	5,000	25
NEC	28,000	144
NEC Electronics (1)(2)	500	16
Neomax (1)	1,000	18
Net One Systems (1)	8	12
NGK Insulators (1)	5,000	68
NGK Spark Plug (1)	2,000	42
NHK Spring (1)	3,000	33
Nichicon	1,100	14
Nichirei (1)	4,000	21
Nidec (1)	1,100	84
Nidec Sankyo (1)	2,000	22
Nikko Cordial (1)	13,500	161
Nikon (1)	5,000	103

Nintendo	1,900	388
Nippon Electric Glass	3,000	65
Nippon Express (1)	15,000	81
Nippon Kayaku	3,000	24
Nippon Light Metal (1)	8,000	20
Nippon Meat Packers	3,000	33
Nippon Mining	13,000	97
Nippon Oil (1)	20,000	148
Nippon Paint	4,000	21
Nippon Paper Group (1)	15	54
Nippon Sheet Glass (1)	10,000	45
Nippon Shokubai (1)	3,000	32
Nippon Steel (1)	95,000	386
Nippon Telegraph & Telephone	98	493
Nippon Television Network	90	12
Nippon Yusen	17,000	110
Nipponkoa Insurance	12,000	95
Nipro	1,000	18
NIS Group	39,000	21
Nishi-Nippon Bank	11,000	52
Nishi-Nippon Railroad	6,000	22
Nishimatsu Construction (1)	4,000	14
Nissan (1)	42,000	502
Nissan Chemical Industries (1)	4,000	51
Nissay Dowa General	3,000	19
Nisshin Seifun Group	3,500	37
Nisshin Steel	14,000	43
Nisshinbo Industries	3,000	30
Nissin Food Products (1)	1,800	54
Nitori (1)	600	24
Nitto Denko (1)	2,400	137
NOK (1)	2,400	63
Nomura Research Institute (1)	600	87
Nomura Securities	37,000	652
NS Solutions	300	9

NSK	8,000	67
NTN (1)	6,000	49
NTT Data	21	104
NTT DoCoMo	348	532
NTT Urban Development	5	43
Obayashi	10,000	65
Obic	90	19
Obic Business Consultants	100	8
Odakyu Electric Railway (1)	10,000	61
Ogaki Kyoritsu Bank	4,000	17
Oji Paper (1)	15,000	79
Okasan Holdings (1)	2,000	16
Oki Electric (1)	9,000	21
Olympus Optical (1)	4,000	127
OMC Card	1,200	12
Omron	4,600	119
ONO Pharmaceutical	1,700	83
Onward Kashiyama (1)	2,000	27
Oracle (1)	500	23
Orient	8,000	17
Oriental Land (1)	700	40
ORIX	1,670	470
Osaka Gas	31,000	112
Otsuka (1)	200	22
Panahome (1)	1,000	7
Park24 (1)	2,000	29
Pioneer (1)	2,500	40
Plenus	200	5
Promise	1,900	69
Q.P. (1)	2,200	19
Resona Holdings	84	255
Ricoh	11,000	217
Rinnai	800	23
Rohm (1)	2,200	202
Round One	7	29

Ryohin Keikaku (1)	500	37
Ryoshoku	200	4
Sagami Railway	6,000	21
San-In Godo Bank	2,000	18
Sanken Electric (1)	2,000	23
Sankyo-Gunma	900	46
Santen Pharmaceutical (1)	1,200	31
Sanyo Electric (1)(2)	26,000	50
Sanyo Shinpan Finance	280	11
Sapporo (1)	5,000	26
Sapporo Hokuyo Holdings	6	60
SBI Holdings	229	83
Secom	3,200	160
Sega Sammy Holdings (1)	2,640	66
Seibu (2)	1,000	5
Seiko Epson (1)	2,700	68
Seino Holdings	3,000	33
Seiyu (1)(2)	7,000	11
Sekisui Chemical	8,000	71
Sekisui House	10,000	158
Seven & I	13,452	430
SFCG (1)	110	20
Sharp	16,000	285
Shiga Bank	4,000	26
Shikoku (1)	3,500	77
Shikoku Bank	3,000	13
Shima Seiki	500	11
Shimachu	1,000	29
Shimadzu (1)	4,000	34
Shimamura (1)	300	32
Shimano	1,500	42
Shimizu	11,000	65
Shin-Etsu Chemical	6,000	393
Shinko Electric	1,300	35
Shinko Securities (1)	11,000	43

Shinsei Bank	25,000	144
Shionogi	5,000	100
Shiseido	6,000	117
Shizuoka Bank (1)	10,000	107
Showa Denko (1)	16,000	70
Showa Shell Sekiya	2,100	23
Sky Perfect Communications	7	4
SMC	1,000	136
Softbank (1)	9,900	216
Sohgo Security Services	900	16
Sompo Japan	14,000	186
Sony	18,700	774
Stanley Electric (1)	2,600	51
Sumco	900	64
Sumisho Computer Systems	1,100	27
Sumisho Lease	300	18
Sumitomo	17,400	228
Sumitomo Bakelite	3,000	23
Sumitomo Chemicals	23,000	164
Sumitomo Electric Industries (1)	10,600	150
Sumitomo Forestry	2,000	22
Sumitomo Heavy Industries	8,000	68
Sumitomo Metal Industries	67,000	252
Sumitomo Metal Mining	11,000	144
Sumitomo Mitsui Financial	144	1,573
Sumitomo Osaka Cement	8,000	23
Sumitomo Real Estate Sales	200	19
Sumitomo Realty & Developmnt (1)	9,000	298
Sumitomo Rubber Industries (1)	2,400	28
Sumitomo Titanium	300	36
Sumitomo Trust & Banking Company	23,000	247
Suruga Bank	4,000	50
Suzuken	900	31
Suzuki Motor (1)	7,500	212
Sysmex (1)	300	12

T&D Holdings	3,450	252
Taiheiyo Cement	13,000	52
Taisei	15,000	51
Taisho Pharmaceutical	5,000	90
Taiyo Nippon Sanso	6,000	53
Taiyo Yuden (1)	2,000	31
Takara Holdings (1)	3,000	19
Takashimaya (1)	5,000	73
Takeda Chemical Industries	12,400	795
Takefuji (1)	1,100	40
Tanabe Seiyaku (1)	4,000	49
TDK	1,900	148
Teijin	13,000	72
Terumo	2,900	117
The 77 Bank (1)	5,000	33
The Bank of Yokohama	20,000	154
The Keiyo Bank	3,000	17
THK	2,500	63
TIS	600	13
Tobu Railway	12,000	59
Toda (1)	4,000	18
Toho	2,600	49
Toho Gas	8,000	37
Toho Titanium (2)	500	28
Tohoku Electric Power	7,000	155
Tokai Rika	700	14
Tokai Rubber Industries (1)	600	9
Tokuyama (1)	4,000	50
Tokyo Broadcasting System	700	16
Tokyo Electric Power	19,000	551
Tokyo Electron (1)	2,500	186
Tokyo Gas (1)	39,000	199
Tokyo Seimitsu (1)	600	29
Tokyo Star Bank	10	32
Tokyo Steel	2,200	34

Tokyo Style	1,000	11
Tokyo Tatemono	4,000	48
Tokyu (1)	16,000	108
Tokyu Construction	1,000	10
Tokyu Land (1)	7,000	68
Tonen General Sekiyu (1)	5,000	48
Toppan Forms (1)	600	8
Toppan Printing	10,000	109
Toray Industries	20,000	144
Toshiba (1)	45,000	284
Toshiba Tec	2,000	10
Tosoh	8,000	34
TOTO	5,000	49
Toyo Seikan Kaisha (1)	3,000	58
Toyo Suisan Kaisha (1)	2,000	29
Toyobo	10,000	26
Toyoda Gosei	1,200	28
Toyota Auto Body	400	7
Toyota Boshoku	1,400	30
Toyota Industries	2,400	104
Toyota Motor	50,700	2,998
Toyota Tsusho	2,400	70
Trend Micro (1)	2,000	64
Tsumura	1,000	22
TV Asahi	4	7
Ube Industries	14,000	41
UFJ Nicos (1)	3,000	14
ULVAC	600	18
Uni-Charm (1)	600	33
UNY	3,000	38
Urban (1)	3,200	49
USHIO (1)	1,900	39
USS	450	28
Victor Company of Japan (2)	1,000	5
Wacoal (1)	2,000	24

West Japan Railway	28	119
Yahoo Japan (1)	336	130
Yakult Honsha (1)	3,300	88
Yamada Denki (1)	1,750	174
Yamaguchi Financial Group (2)	4,000	50
Yamaha (1)	2,900	62
Yamaha Motor	2,700	74
Yamatake (1)	1,200	27
Yamato (1)	7,000	109
Yamazaki Baking (1)	3,000	31
Yaskawa Electric	3,000	32
Yokogawa Electric (1)	3,700	51
Yokohama Rubber (1)	5,000	25
Yoshinoya D&C	6	10
Zeon (1)	3,000	30
Total Japan (Cost $44,695)		53,905

NETHERLANDS 3.3%

Common Stocks 3.3%

ABN AMRO	35,690	1,042
Aegon (1)	29,883	550
Akzo Nobel	5,343	300
ASML (1)(2)	9,011	206
Corio	1,257	91
Elsevier	13,927	240
Heineken	5,424	246
Heineken, Series A	1,313	51
ING Groep GDS	41,203	1,827
Koninklijke Ahold (2)	29,000	305
Koninklijke DSM	3,839	175
Koninklijke KPN	39,085	523
Koninklijke Numico	3,547	159
Philips Electronics	22,496	786
Ranstad Holdings N.V.	1,620	102

Rodamco Europe, REIT	1,256	145
SNS Reaal (2)	1,700	35
TNT NV	8,589	331
Unilever NV (1)	32,046	791
Wolters Kluwer	5,963	164
Total Netherlands (Cost $6,301)		8,069

NEW ZEALAND 0.1%

Common Stocks 0.1%

Air New Zealand	4,996	5
Auckland International Airport	17,533	24
Contact Energy	5,372	27
Fisher & Paykel Appliances (1)	6,149	16
Fisher & Paykel Healthcare	9,980	28
Fletcher Building	8,730	56
Infratil	4,035	12
Kiwi Income Property Trust, Equity Units	12,651	12
Port of Tauranga	1,115	5
Sky City Entertainment Group (1)	8,259	28
Sky Network Television	3,784	14
Telecom Corporation of New Zealand (1)	36,721	115
The Warehouse Group	2,666	11
Tower (1)(2)	6,420	15
Vector	5,268	9
Total New Zealand (Cost $347)		377

NORWAY 0.7%

Common Stocks 0.7%

Aker Kvaerner	500	52
DNB Holdings	18,595	244
Norsk Hydro	17,475	402
Norske Skogindustrier	3,590	57
Orkla (1)	3,899	200

Renewable Energy (1)(2)	1,800	30
Seadrill (2)	5,100	72
Statoil ASA	12,294	311
Storebrand ASA (1)	4,577	54
Telenor ASA	15,985	252
Yara International	4,345	76
Total Norway (Cost $1,234)		1,750

PORTUGAL 0.4%

Common Stocks 0.4%

Banco BPI (1)	10,451	79
Banco Comercial	48,688	158
Banco Espirito Santo	2,252	36
Brisa Auto-Estradas (1)	7,573	84
Cimpor-Cimentos de Portugal (1)	3,791	27
Electricidade de Portugal	52,409	236
Portugal Telecom	21,338	266
PT Multimedia-Servicos	1,671	20
Total Portugal (Cost $686)		906

SINGAPORE 0.9%

Common Stocks 0.9%

Allgreen Properties	10,000	11
Bil International	16,500	16
CapitaCommercial Trust, REIT	19,440	27
CapitaLand	26,000	91
Capitamall Trust, REIT	22,000	37
Cerebos Pacific	1,000	2
Chartered Semiconductor (2)	19,000	14
City Developments	13,000	92
ComfortDelGro	38,012	40
Creative Technology	1,200	8

Cycle & Carriage	3,000	24
DBS Group	21,000	275
Fortune, REIT (HKD)	11,000	8
Fraser And Neave	16,000	46
Haw Par	3,307	14
Hotel Properties	3,000	5
iShares MSCI Singapore (USD)	4,900	50
K-Reit Asia, REIT	1,000	1
Keppel Corp	11,000	112
Keppel Land	7,000	25
Mobileone	13,650	17
Neptune Orient Lines	13,000	17
Noble Group (1)	12,400	9
Oversea-Chinese Banking	43,000	193
Pacific Century Region Devel	14,600	4
Parkway Holdings	10,000	18
People's Food Holdings	8,000	6
Sembcorp Industries	16,520	39
Sembcorp Marine	11,000	24
Singapore Airlines	11,000	107
Singapore Exchange	19,000	55
Singapore Land	3,000	16
Singapore Post	29,000	19
Singapore Press	29,750	80
Singapore Technologies	27,000	51
Singapore Telecommunications	116,250	198
Singapore Telecommunications GDR (AUD)	1,175	2
SMRT	10,000	7
Starhub	33,857	48
Stats ChipPAC (2)	27,000	17
United Industrial	19,000	23
United Overseas Bank	21,520	244
United Overseas Land	7,652	20
Venture	5,000	46
Want Want Holdings (USD) (1)	8,000	14

Wheelock Properties	7,000	10
Wing Tai Holdings	10,000	13
Total Singapore (Cost $1,683)		2,195

SPAIN 4.4%

Common Stocks 4.4%

Abertis Infraestructuras (1)	5,314	144
Acciona	493	87
ACERINOX (1)	5,013	118
ACS Actividades Constuccion y Servicios	4,833	243
Altadis	5,031	241
Antena 3 Television	1,375	30
Banco Bilbao Vizcaya Argenta	67,035	1,620
Banco de Sabadell (1)	5,586	221
Banco Espanol de Credito	1,241	26
Banco Popular Espanol (1)	18,760	325
Banco Santander Central Hispano	117,360	2,033
Bankinter	1,210	92
Cintra Concesiones De Infrae	3,417	52
Compania Espanola de Petroleos (1)	347	27
Corporacion Financiera Alba	498	32
Corporacion Mapfre	10,390	46
Enagas	3,123	76
Endesa	19,787	878
Fomento de Construcciones y Contratas	1,008	88
Gamesa	3,183	73
Gas Natural (1)	4,027	160
Gestevision Telecinco	1,570	41
Grupo Ferrovial (1)	1,311	121
Grupo Prisa (1)	1,304	21
Iberdrola (1)	16,849	774
Inditex (1)	4,660	223
Metrovacesa (1)	280	42
Repsol (1)	22,810	757

Sogecable (2)	826	27
Telefonica (1)	92,619	1,786
Union Fenosa (1)	3,521	179
Vallehermoso (1)	2,128	109
Zardoya Otis	1,701	50
Total Spain (Cost $7,233)		10,742

SWEDEN 2.5%

Common Stocks 2.5%

Assa-Abloy, Series B	6,443	124
Atlas Copco, A Shares	8,143	238
Atlas Copco, B Shares	1,685	48
Boliden	5,407	119
Electrolux, Series B (1)	5,395	99
Hennes & Mauritz, Series B	5,463	236
Husqvarna, B Shares (1)(2)	5,595	69
Industrivarden, Series A	3,013	98
Industrivarden, Series C	574	18
Investor, Series A	4,115	92
Investor, Series B (1)	10,335	232
iShares MSCI Sweden Index (USD)	5,200	150
LM Ericsson	277,940	1,055
Modo, Series B	1,161	51
NORDEA	48,760	672
S-E-Banken	12,345	346
Sandvik	22,173	271
SCA, Series B	3,642	167
Scania, Series A	300	21
Scania, Series B	2,138	146
Securitas, Series B	6,501	86
Securitas Direct (2)	6,268	19
Securitas Systems (2)	6,268	21
Skanska	7,382	132
SKF	7,666	123

SSAB Svenskt Stal, Series A	3,468	74
SSAB Svenskt Stal, Series B (1)	1,455	29
Svenska Handelsbanken, A Shares (1)	11,902	308
Swedbank (1)	7,132	234
Swedish Match	5,617	90
Tele2 AB (1)	7,137	75
TeliaSonera	41,952	305
Volvo, Series A	1,761	114
Volvo, Series B	5,929	371
Total Sweden (Cost $4,392)		6,233

SWITZERLAND 6.7%

Common Stocks 6.7%

Aare-Tessin AG fuer Elektrizitaet Olten	4	8
ABB	40,614	605
Adecco	2,532	157
Baloise Holding, Series R	996	95
Ciba Specialty Chemicals	1,197	73
Cie Financ Richemont, Equity Units, Class A	9,405	466
Clariant	4,147	57
Credit Suisse	20,326	1,227
Geberit	100	130
Givaudan Reg	129	107
Holcim	3,515	303
iShares MSCI Switzerland (USD)	17,000	401
Julius Baer	2,086	221
Kuehne & Nagel	1,081	74
Lonza Group (1)	909	70
Nestle	7,173	2,453
Nobel Biocare	489	134
Novartis	43,634	2,651
Pargesa Holding	692	66
Roche Holding	315	61
Roche Holding - Genusscheine	13,445	2,356

Schindler Holding (Participating Certificates)	590	34
Schindler Holding (Registered Shares)	244	14
Schweizerische Rueckversicherungs	6,847	562
Serono	97	85
Societe Generale de Surveillance (1)	106	113
Straumann Holding (1)	129	29
Swiss Life Holding	626	148
Swisscom	429	150
Syngenta	1,916	310
Synthes Stratec	859	98
The Swatch Group (Bearer Shares)	828	164
The Swatch Group (Registered Shares)	1,169	47
UBS	39,335	2,352
Zurich Financial Services	2,691	666
Total Switzerland (Cost $12,012)		16,487

THAILAND 0.0%

Common Stocks 0.0%

Total Access Communication (USD) (2)	1,800	7
Total Thailand (Cost $6)		7

UNITED KINGDOM 23.0%

Common Stocks 23.0%

3I Group	8,722	160
Aegis Group	21,080	54
Alliance & Leicester	8,419	179
Alliance Boots	18,108	280
Alliance Trust	12,557	87
AMVESCAP	15,296	175
Anglo American	28,802	1,299
Antofagasta	7,370	71
Associated British Foods	7,401	117
AstraZeneca	30,136	1,782

Aviva	47,552	703
Bae Systems	59,999	480
Barclays	122,871	1,659
BBA Group	9,069	46
BG Group	64,026	850
BHP Billiton	47,123	909
Biffa (2)	6,464	33
BP	376,342	4,187
Bradford Bingley	11,856	105
Brambles	12,471	117
British Airways (2)	10,565	93
British American Tobacco	29,077	793
British Energy Group (2)	10,599	85
British Land	9,684	276
British Sky Broadcasting	24,856	257
British Telecommunications	155,798	827
Bunzl	6,465	85
Burberry Group	8,604	92
Cable & Wireless	1,341	4
Cadbury Schweppes	38,846	391
Cairn Energy (2)	2,970	99
Capita Group	11,625	120
Carnival	3,972	194
Carphone Warehouse Group	6,606	36
Centrica	67,808	429
Cobham	20,945	77
Compass Group	39,555	212
Corus Group	17,198	153
Daily Mail & General Trust	5,260	67
Diageo	53,455	989
Drax Group	6,892	107
DSG International	34,140	142
Electrocomponents	8,111	45
Emap	3,996	60
EMI	14,727	76

Enterprise Inns	5,812	120
Experian (2)	19,365	213
Foreign & Colonial Investment	16,746	86
Friends Provident	39,978	158
Gallaher Group	12,132	206
GKN	13,842	81
GlaxoSmithKline	110,625	2,956
Group 4 Securicor	23,624	79
Hammerson	5,322	137
Hanson	13,317	185
Hays	27,310	78
HBOS	72,498	1,504
Home Retail (2)	16,365	125
HSBC	216,274	4,102
ICAP	9,024	88
Imperial Chemical	22,264	173
Imperial Tobacco	12,923	458
InterContinental Hotels	6,674	129
International Power	27,764	177
iShares MSCI United Kingdom (USD)	48,600	1,113
J Sainsbury	31,815	238
Johnson Matthey	4,103	112
Johnston Press	5,372	43
Kazakhmys	3,500	80
Kelda Group	6,706	111
Kesa Electricals	9,897	66
Kingfisher	43,775	220
Ladbrokes	11,488	90
Land Securities	8,691	348
Legal & General Group	121,176	334
Liberty International	6,312	162
Lloyds TSB	106,721	1,139
Logica	29,097	92
Lonrho	2,906	161
Man Group	36,203	337

Marks & Spencer Group	31,473	394
Misys	9,976	39
National Grid	50,699	648
Next	4,282	154
Northern Rock	7,872	180
Old Mutual	81,501	264
Old Mutual Insurance (SEK)	20,747	67
Pearson	15,035	222
Persimmon	5,515	140
Provident Financial	4,751	56
Prudential	45,317	556
Rank Group	10,856	52
Reckitt Benckiser	13,531	589
Reed Elsevier	23,802	271
Rentokil Group	33,828	98
Reuters	24,439	209
Rexam	10,319	116
Rio Tinto	19,967	1,102
Rolls-Royce (2)	32,611	292
Rolls-Royce, Class B	1,162,582	2
Royal & Sun	55,332	156
Royal Bank of Scotland	60,101	2,142
Royal Dutch Shell, A Shares (1)	78,402	2,720
Royal Dutch Shell, B Shares	45,029	1,614
SABMiller	20,974	406
Sage Group	23,922	110
Schroders (Non-Voting Shares)	434	8
Schroders	3,952	75
Scottish & Newcastle	17,501	188
Scottish & Southern Energy	15,997	401
Scottish Mortgage	5,314	52
Scottish Power	27,751	346
Severn Trent	4,309	115
Shire	9,322	170
Signet Group	32,439	74

Slough Estates	8,766	115
Smith & Nephew	17,539	171
Smiths Group	10,603	191
Standard Chartered	24,791	698
Tate & Lyle	9,097	137
Tesco	151,742	1,139
TI Automotive (2)	270	—
Tomkins	15,953	74
Travis Perkins	2,256	77
Trinity Mirror	5,407	51
Unilever	24,481	608
United Business Media	5,315	70
United Utilities	16,326	222
Vedanta Resources (2)	2,672	75
Vodafone	996,213	2,567
Whitbread	4,118	110
William Hill	6,741	84
William Morrison Supermarkets	49,580	244
Witan Investment Trust	4,820	41
Wolseley	12,282	290
WPP Group	23,108	296
Xstrata	13,524	578
Yell Group	14,479	172
Total United Kingdom (Cost $45,173)		56,741

SHORT-TERM INVESTMENTS 0.3%

Money Market Funds 0.3%

T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	647,111	647
Total Short-Term Investments (Cost $647)		647

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

(In thousands except shares and per share amounts)

Assets		
Investments in securities, at value		
Non-affiliated companies (cost $230,629)	$	285,165
Affiliated companies (cost $647)		647
Total investments in securities		285,812
Receivable for shares sold		361
Dividends and interest receivable		310
Foreign currency (cost $223)		227
Receivable for investment securities sold		81
Other assets		1,002
Total assets		287,793
Liabilities		
Obligation to return securities lending collateral		38,802
Payable for investment securities purchased		1,029
Due to affiliates		108
Payable for shares redeemed		70
Other liabilities		1,088
Total liabilities		41,097
NET ASSETS	$	246,696
Net Assets Consist of:		
Undistributed net investment income	$	4,422
Undistributed net realized loss		(678)
Net unrealized gain		54,543
Paid-in capital applicable to 17,466,893 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized		188,409
NET ASSETS	$	246,696
NET ASSET VALUE PER SHARE	$	14.12

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

($ 000s)

	Year Ended 10/31/06	10/31/05
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 4,862	$ 1,932
Net realized gain	2,349	593
Change in net unrealized gain	37,226	10,878
Increase in net assets from operations	44,437	13,403
Distributions to shareholders		
Net investment income	(2,204)	(798)
Net realized gain	(130)	(53)
Decrease in net assets from distributions	(2,334)	(851)
Capital share transactions*		
Shares sold	97,073	74,149
Shares issued in connection with fund acquisition	–	25,927
Distributions reinvested	2,168	758
Shares redeemed	(35,090)	(21,328)
Redemption fees received	31	13
Increase in net assets from capital share transactions	64,182	79,519
Net Assets		
Increase during period	106,285	92,071
Beginning of period	140,411	48,340
End of period	**$ 246,696**	**$ 140,411**
Undistributed net investment income	4,422	1,764
*Share information		
Shares sold	7,544	6,910
Shares issued in connection with fund acquisition	–	2,476
Distributions reinvested	184	74
Shares redeemed	(2,727)	(1,966)
Increase in shares outstanding	5,001	7,494

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Index Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund commenced operations on November 30, 2000. The fund seeks to provide long-term capital growth, using the FTSE™ International Limited Developed ex North America Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time of valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held less than 90 days to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management is evaluating the anticipated impact on the fund from FIN 48, which is effective for the fund’s fiscal year beginning November 1, 2007.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At October 31, 2006, the value of loaned securities was $36,995,000; aggregate collateral consisted of $38,802,000 in the money market pooled trust or account.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $137,064,000 and $70,465,000, respectively, for the year ended October 31, 2006.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended October 31, 2006, totaled $2,334,000 and were characterized as ordinary income for tax purposes. At October 31, 2006, the tax-basis components of net assets were as follows:

Federal income tax regulations require the fund to treat the gain/loss on passive foreign investment companies as realized on the last day of the tax year; accordingly, $957,000 of unrealized gains reflected in the accompanying financial statements were realized for tax purposes as of October 31, 2006. The fund intends to retain realized gains to the extent of available capital loss carryforwards. During the fiscal year ended October 31, 2006, the fund utilized $1,163,000 of capital loss carryforwards. As of October 31, 2006, the fund had $1,172,000 of capital loss carryforwards, of which $288,000 expire in fiscal 2010, and $884,000 expire in fiscal 2011.

For the year ended October 31, 2006, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

At October 31, 2006, the cost of investments for federal income tax purposes was $232,233,000.

NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized by the fund upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries, which is payable prior to repatriation of sale proceeds. Similarly, a tax on net profits, including interest income and realized and unrealized capital gains, is imposed by certain other countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Tax expense attributable to income is accrued by the fund as a reduction of income. Current and deferred tax expense attributable to net capital gains is reflected as a component of realized and/or change in unrealized gain/loss on securities in the accompanying financial statements. At October 31, 2006, the fund had no taxes payable, tax refunds receivable, deferred tax liabilities, or foreign capital loss carryforwards attributable to foreign securities.

NOTE 5 - ACQUISITION

On July 11, 2005, the fund acquired substantially all of the assets of the TD Waterhouse Asian Pacific Index Fund and the TD Waterhouse European Index Fund (collectively, the acquired funds), pursuant to the Agreement and Plan of Reorganization dated March 23, 2005, and approved by shareholders of the acquired fund on June 28, 2005. The acquisition was accomplished by a tax-free exchange of 1,150,435 shares of the T. Rowe Price International Equity Index Fund (with a value of $12,045,000) for the 1,599,203 shares of the TD Waterhouse Asian Pacific Index Fund outstanding at the merger date; an additional 1,325,916 shares of the T. Rowe Price International Equity Index Fund (with a value of $13,882,000) were exchanged for the 1,526,191 shares of the TD Waterhouse European Index Fund outstanding on July 8, 2005. The aggregate net assets of the acquired funds at that date included $2,072,000 of unrealized appreciation and $2,525,000 of realized losses carried forward for tax purposes to offset distributable gains realized in the future. Upon merger, the aggregate net assets of the acquired funds were combined with those of the T. Rowe Price International Equity Index Fund, immediately after which, the net assets of the T. Rowe Price International Equity Index Fund totaled $116,941,000.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors’ fees and expenses, and extraordinary expenses are paid directly by the fund.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the year ended October 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $17,000, and the value of shares of the T. Rowe Price Reserve Funds held at October 31, 2006, and October 31, 2005, was $647,000 and $257,000, respectively.

As of October 31, 2006, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 319,726 shares of the fund, representing 2% of the fund’s net assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price International Index Fund, Inc. and Shareholders of T. Rowe Price International Equity Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price International Equity Index Fund (the portfolio comprising T. Rowe Price International Index Fund, Inc., hereafter referred to as the “Fund”) at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and by agreement to the underlying ownership records for T. Rowe Price Reserve Investment Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 12, 2006

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/06

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included:

• $416,000 from short-term capital gains,

• $57,000 from long-term capital gains, subject to the 15% rate gains category

For taxable non-corporate shareholders, $3,475,000 of the fund’s income represents qualified dividend income subject to the 15% rate category.

The fund will pass through foreign source income of $4,925,000 and foreign taxes paid of $141,000.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is governed by a Board of Directors that meets regularly to review a wide variety of matters affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board of Directors elects the fund’s officers, who are listed in the final table. At least 75% of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price) and T. Rowe Price International, Inc. (T. Rowe Price International); “inside” or “interested” directors are officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) During Past 5 Years and Directorships of
Year Elected *	Other Public Companies

Jeremiah E. Casey	Director, Allfirst Financial Inc. (previously First Maryland Bankcorp)
(1940)	(1983 to 2002); Director, National Life Insurance (2001 to 2005);
2006	Director, The Rouse Company, real estate developers (1990 to 2004)

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to pres-
(1945)	ent); Director, Vornado Real Estate Investment Trust (3/04 to present);
2000	Director, Mercantile Bankshares (4/03 to present); Member, Advisory
Board, Deutsche Bank North America (2004 to present); Director,
Chairman of the Board, and Chief Executive Officer, The Rouse
Company, real estate developers (1997 to 2004)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and management
(1943)	advisory firm; Chairman, President, and Chief Executive Officer,
2000	The Haven Group, a custom manufacturer of modular homes (1/04 to present)

David K. Fagin	Chairman and President, Nye Corporation (6/88 to present); Director,
(1938)	Canyon Resources Corp., Golden Star Resources Ltd. (5/92 to present),
2001	and Pacific Rim Mining Corp. (2/02 to present)

Karen N. Horn	Director, Federal National Mortgage Association (9/06 to present);
(1943)	Managing Director and President, Global Private Client Services, Marsh
2003	Inc. (1999 to 2003); Managing Director and Head of International
Private Banking, Bankers Trust (1996 to 1999); Director, Georgia Pacific
(5/04 to 12/05), Eli Lilly and Company, and Simon Property Group

Theo C. Rodgers	President, A&R Development Corporation
(1941)
2006

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate invest-
(1946)	ment company; Partner, Blackstone Real Estate Advisors, L.P.
2001

* Each independent director oversees 116 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected *
[Number of T. Rowe Price	Principal Occupation(s) During Past 5 Years and Directorships of
Portfolios Overseen]	Other Public Companies

Edward C. Bernard	Director and Vice President, T. Rowe Price and T. Rowe Price Group,
(1956)	Inc.; Chairman of the Board, Director, and President, T. Rowe Price
2006	Investment Services, Inc.; Chairman of the Board and Director, T. Rowe
[116]	Price International, Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Savings Bank; Director,
T. Rowe Price Global Asset Management Limited and T. Rowe Price
Global Investment Services Limited; Chief Executive Officer, Chairman
of the Board, Director, and President, T. Rowe Price Trust Company;
Chairman of the Board, all funds

Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe Price and
(1955)	T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust Company
2006
[62]

* Inside directors serve until retirement, resignation, or election of a successor.

Officers (continued)

Name (Year of Birth)
Title and Fund(s) Served	Principal Occupation(s)

E. Frederick Bair, CFA, CPA (1969)	Vice President, T. Rowe Price, T. Rowe Price
President, International Index Fund	Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier, CPA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer, International Index Fund	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Index Fund	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer, International	T. Rowe Price; Vice President, T. Rowe Price
Index Fund	Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Index Fund	Trust Company

Henry H. Hopkins (1942)	Director and Vice President, T. Rowe Price
Vice President, International Index Fund	Investment Services, Inc., T. Rowe Price Services,
Inc., and T. Rowe Price Trust Company; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, Inc., and
T. Rowe Price Retirement Plan Services, Inc.

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary, International Index Fund	T. Rowe Price Investment Services, Inc.

Neil Smith (1972)	Vice President, T. Rowe Price International, Inc.
Executive Vice President, International
Index Fund

Ken D. Uematsu, CFA (1966)	Assistant Vice President, T. Rowe Price
Vice President, International Index Fund

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President, International Index Fund

Richard T. Whitney, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Index Fund	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

Paul W. Wojcik, CFA (1970)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Index Fund	Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Donald W. Dick Jr. qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Dick is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. Reclassification from tax fees to audit fees of fiscal 2005 amounts related to the auditing of tax disclosures within the registrant’s annual financial statements has been made in order to conform to fiscal 2006 presentation. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,200,000 and $883,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant’s principal accountant for audit services rendered to the T. Rowe Price Funds. Preceding fiscal year amount reflects the reclassification of tax fees described in (a) – (d) above.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 15, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	December 15, 2006